Derivative financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments by category
Schedule of derivative financial assets and liabilities

	As at December 31,
	2021		2022
	Nominal		Nominal
	amount	Fair value	amount	Fair value

	RMB’000		RMB’000
Foreign exchange swaps	—	—	648,404	19,279
Currency forwards	—	—	741,937	37,084
Derivative financial assets	—	—	1,390,341	56,363

Foreign exchange swaps	2,186,865	152,005	208,938	9,568
Currency forwards	1,095,958	38,966	—	—
Derivative financial liabilities	3,282,823	190,971	208,938	9,568